Annual Total Returns [BarChart] - Baillie Gifford International Stock Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(19.87%)
Annual Return 2012	19.52%
Annual Return 2013	15.54%
Annual Return 2014	(3.10%)
Annual Return 2015	(1.97%)
Annual Return 2016	5.38%
Annual Return 2017	35.15%
Annual Return 2018	(17.01%)
Annual Return 2019	32.82%
Annual Return 2020	26.58%